Offerings - Offering: 1	Aug. 07, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	ordinary shares, par value $0.0001 per share
Amount Registered | shares	6,900,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 69,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 9,528.90
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended.

Includes 900,000 ordinary shares, which may be issued upon exercise of a 45-day option granted to the underwriter to cover over-allotments, if any.